INCOME TAXES	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 21 -	INCOME TAXES

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2016	2015	2014
Federal:
Current	$—	$—	$—
Deferred	—	—	—

State
Current	(4,048)	$(3,248)	$(3,099)
Deferred	—	—	—

Sale of New Jersey Net Operating Losses	524,500	—	295,710

Net Credit for Income Taxes	$520,452	$(3,248)	$292,611

The Major components of deferred tax assets and liabilities at March 31, 2016 and 2015 are as follows (amounts in thousands of dollars):

	March 31,
	2016	2015	2014
Federal
Net Operating Loss Carry forward	$27,033	$24,547	$19,813
Valuation Allowance	(27,033)	(24,547)	(19,813)
	$—	$—	$—

State
Net Operating Loss Carryforwards	$2,722	$2,602	$1,318
Valuation Allowance	(2,722)	(2,602)	(1,318)
	$—	$—	$—

At March 31, 2016 and 2015, a 100% valuation allowance is provided, as it is uncertain if the deferred tax assets will provide any future benefits because of the uncertainty about the Company’s ability to generate the future taxable income necessary to use the net operating loss carryforwards.

The company believes that temporary timing differences between accrual and payment of income taxes are not material to the financial position of the Company.